Basis of preparation and significant accounting policies - Property and equipment (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Property and equipment
Impairment loss	¥ 0
Medical equipment | Minimum
Property and equipment
Useful lives of the assets		5 years
Medical equipment | Maximum
Property and equipment
Useful lives of the assets		10 years
Office equipment
Property and equipment
Useful lives of the assets		3 years
Furniture and vehicles | Minimum
Property and equipment
Useful lives of the assets		4 years
Furniture and vehicles | Maximum
Property and equipment
Useful lives of the assets		5 years
Right-of-use assets [member] | Minimum
Property and equipment
Useful lives of the assets		2 years
Right-of-use assets [member] | Maximum
Property and equipment
Useful lives of the assets		20 years